Sound Mind Investing Fund
Schedule of Investments
July 31, 2026 - (Unaudited)
Shares Fair Value
Exchange-Traded Funds — 66.22%
Large Cap ETFs — 28.02%
SMI 3Fourteen Full-Cycle Trend ETF
(a)(b)
886,640 $ 25,802,022
Large Value ETFs — 38.20%
iShares MSCI USA Value Factor ETF 44,550 8,515,287
iShares Russell 1000 Value ETF
(b)
105,850 26,655,147
35,170,434
Total Exchange-Traded Funds
(Cost $57,201,060) 60,972,456
Mutual Funds — 33.57%
International Funds — 0.01%
Artisan International Small Cap Fund
, Investor Class
100 2,062
Artisan International Value Fund
, Investor Class
41 2,513
DFA International Small Cap Value Portfolio
, Institutional Class
101 3,436
DFA International Small Company Portfolio
, Institutional Class
101 2,781
Hartford International Opportunities Fund (The)
, Class Y
99 2,533
Invesco Oppenheimer International Small-Mid Company Fund
,
Class Y
47 1,762
JOHCM International Select Fund
, Institutional Class
103 3,000
Prudential Jennison International Opportunities
, Class Z
64 2,267
T. Rowe Price International Discovery Fund
, Investor Class
31 2,555
Wasatch International Growth Fund
, Investor Class
(d)
119 1,867
24,776
Large Cap Funds — 0.00%
(c)
Longleaf Partners Fund 79 1,811
Large Growth Funds — 11.72%
JPMorgan U.S. Research Enhanced Equity Fund
, Institutional
Class
43 2,214
Delaware Ivy Large Cap Growth Fund
, Class I
89 3,660
Needham Small Cap Growth Fund
, Institutional Class
(d)
315,022 10,767,458
10,773,332
Small Cap Funds — 21.84%
Artisan Mid Cap Value Fund
, Investor Class
117 1,862
Champlain Small Company Fund
, Institutional Class
122 2,292
Columbia Acorn Fund
, Institutional Class
138 1,949
DFA U.S. Small Cap Value Portfolio
, Institutional Class
39 2,395
Franklin Small Cap Value Fund
, Advisor Class
31 2,279
Janus Henderson Mid Cap Value Fund
, Class T
111 1,893
Janus Henderson Venture Fund
, Class T
(d)
17 1,592
JPMorgan Mid Cap Value Fund
, Institutional Class
46 1,684
JPMorgan Small Cap Equity Fund
, Select Class
32 1,568
JPMorgan Small Cap Growth Fund
, Class L
100 2,659
Longleaf Partners Small-Cap Fund 100 2,812
Lord Abbett Developing Growth Fund, Inc.
, Institutional Class
100 4,032

Sound Mind Investing Fund
Schedule of Investments (continued)
July 31, 2026 - (Unaudited)
Shares Fair Value
Mutual Funds — 33.57% (continued)
Small Cap Funds — 21.84% (continued)
Oberweis Micro-Cap Fund
, Institutional Class
146,588 $ 10,435,610
Paradigm Select Fund
(d)
76,600 9,627,149
PRIMECAP Odyssey Aggressive Growth Fund 40 2,408
Royce Premier Fund
, Investment Class
157 1,919
T. Rowe Price Mid-Cap Growth Fund
, Investor Class
(d)
17 1,725
T. Rowe Price New Horizons Fund
, Investor Class
(d)
32 1,838
T. Rowe Price Small-Cap Value Fund
, Investor Class
32 1,981
Virtus NFJ Small-Cap Value Fund
, Institutional Class
167 3,023
20,102,670
Total Mutual Funds
(Cost $32,350,786) 30,902,589
Money Market Funds — 0.01%
(c)
Fidelity Investments Money Market Government Portfolio,
Institutional Class, 3.59%
(e)
8,901 8,901
Total Money Market Funds
(Cost $8,901) 8,901
Total Investments — 99.80%
(Cost $89,560,747) 91,883,946
Liabilities in Excess of Other
Assets — 0.20% 182,140
Net Assets — 100.00% $ 92,066,086
(a) Affiliated
(b) Represents an investment greater than 25% of the Fund's net assets.  Performance of the Fund may be adversely impacted by concentrated investments in securities. As of July 31, 2026, the percentage of net assets invested in iShares Russell 1000 Value ETF and SMI 3Fourteen Full-Cycle Trend ETF was 28.95%
and 28.03% of the Fund, respectively. The financial statements and portfolio holdings for these securities can be found at www.sec.gov.
(c) Percentage rounds to less than 0.05%
(d) Non-income producing security.
(e) Rate disclosed is the seven day effective yield as of July 31, 2026.
ETF - Exchange-Traded Fund

SMI Dynamic Allocation Fund
Schedule of Investments
July 31, 2026 - (Unaudited)
Shares Fair Value
Exchange-Traded Funds — 99.48%
Alternative ETFs — 8.90%
Grayscale Bitcoin Mini Trust ETF
(a)(b)
18,610 $ 517,544
Simplify DBi CTA Managed Futures Index ETF
(a)
117,810 3,068,951
SPDR® S&P® Metals & Mining ETF 8,010 806,207
USCF SummerHaven Dynamic Commodity Strategy No K-1
Fund 85,910 2,487,095
6,879,797
Domestic Equity ETFs — 31.52%
BNY Mellon US Large Cap Core Equity ETF 201,140 9,580,297
Invesco QQQ Trust, Series 1 6,430 4,423,776
iShares Russell 2000 Growth ETF 18,210 6,749,901
ProShares S&P® 500® Dividend Aristocrats ETF 24,050 1,372,774
Vanguard Energy Index Fund ETF 8,270 1,389,112
Vanguard Small-Cap Index Fund ETF 2,790 823,441
24,339,301
Dynamic Asset Allocation ETFs — 14.34%
SMI 3Fourteen Real Asset Allocation ETF
(c)
376,400 11,079,673
Fixed Income ETFs — 8.18%
iShares iBoxx $ Investment Grade Corporate Bond ETF 10,330 1,097,563
iShares J.P. Morgan USD Emerging Markets Bond ETF 11,720 1,109,415
Schwab High Yield Bond ETF 63,480 1,651,115
Schwab Long-Term U.S. Treasury ETF 54,720 1,638,317
Schwab U.S. Tips ETF 31,590 824,183
6,320,593
International ETFs — 20.75%
Franklin FTSE Europe ETF 6,880 268,870
Franklin FTSE Japan ETF 13,820 544,232
iShares MSCI EAFE ETF 53,910 5,691,818
iShares MSCI Emerging Markets ex China ETF 89,010 8,199,600
Schwab International Equity ETF 48,540 1,331,452
16,035,972
Real Estate ETFs — 15.08%
iShares Core U.S. REIT ETF 171,640 11,652,639
Short Term Treasury ETF — 0.71%
SPDR® Bloomberg 1-3 Month T-Bill ETF 6,010 550,997
Total Exchange-Traded Funds
(Cost $66,994,502) 76,858,972
Closed-End Funds — 0.33%
Gold Funds — 0.33%
Sprott Physical Gold Trust
(a)(b)
8,400 256,956
Total Closed-End Funds
(Cost $127,235) 256,956

SMI Dynamic Allocation Fund
Schedule of Investments (continued)
July 31, 2026 - (Unaudited)
Shares Fair Value
Money Market Funds — 0.19%
Fidelity Investments Money Market Government Portfolio,
Institutional Class, 3.59%
(d)
148,673 $ 148,673
Total Money Market Funds
(Cost $148,673) 148,673
Total Investments — 100.00%
(Cost $67,270,410) 77,264,601
Liabilities in Excess of Other
Assets — 0.00%
(e)
(1,472)
Net Assets — 100.00% $ 77,263,129
(a) Non-income producing security.
(b) Security is not registered under the 1940 ACT.
(c) Affiliated.
(d) Rate disclosed is the seven day effective yield as of July 31, 2026.
(e) Percentage rounds to less than 0.05%.
ETF - Exchange-Traded Fund
REIT - Real Estate Investment Trust
SPDR - Standard & Poor's Depositary Receipt

SMI Multi-Strategy Fund
Schedule of Investments
July 31, 2026 - (Unaudited)
Shares Fair Value
Exchange-Traded Funds — 86.11%
DAA Alternative ETFs — 3.90%
Grayscale Bitcoin Mini Trust ETF
(a)(b)
5,970 $ 166,026
Simplify DBi CTA Managed Futures Index ETF
(a)
43,340 1,129,007
USCF SummerHaven Dynamic Commodity Strategy No K-1
Fund 31,610 915,110
2,210,143
DAA Domestic ETFs — 11.45%
BNY Mellon US Large Cap Core Equity ETF 74,340 3,540,813
Invesco QQQ Trust, Series 1 2,370 1,630,536
ProShares S&P® 500® Dividend Aristocrats ETF 8,840 504,587
Vanguard Energy Index Fund ETF 3,040 510,629
Vanguard Small-Cap Index Fund ETF 1,020 301,043
6,487,608
DAA Dynamic Allocation ETFs — 6.93%
SMI 3Fourteen Real Asset Allocation ETF
(c)
133,380 3,926,160
DAA Fixed Income ETFs — 4.10%
iShares iBoxx $ Investment Grade Corporate Bond ETF 3,810 404,813
iShares J.P. Morgan USD Emerging Markets Bond ETF 4,330 409,878
Schwab High Yield Bond ETF 23,690 616,177
Schwab Long-Term U.S. Treasury ETF 19,560 585,626
Schwab U.S. Tips ETF 11,790 307,601
2,324,095
DAA International ETFs — 10.39%
Franklin FTSE Europe ETF 2,550 99,654
Franklin FTSE Japan ETF 5,110 201,232
iShares MSCI EAFE ETF 19,260 2,033,471
iShares MSCI Emerging Markets ex China ETF 32,780 3,019,694
Schwab International Equity ETF 19,130 524,736
5,878,787
DAA Real Estate ETFs — 7.48%
iShares Core US REIT ETF 62,400 4,236,336
Domestic Equity ETFs — 4.41%
iShares Russell 2000 Growth ETF 6,740 2,498,316
Large Cap ETFs — 23.59%
iShares Russell 1000 Value ETF 27,200 6,849,503
SMI 3Fourteen Full-Cycle Trend ETF
(c)
223,770 6,511,907
13,361,410
Large Value ETFs — 3.85%
iShares MSCI USA Value Factor ETF 11,420 2,182,819
Sector ETFs — 9.65%
Communication Services Select Sector SPDR® ETF 2,750 297,660
Consumer Discretionary Select Sector SPDR® Fund 460 53,401

SMI Multi-Strategy Fund
Schedule of Investments (continued)
July 31, 2026 - (Unaudited)
Shares Fair Value
Exchange-Traded Funds — 86.11% (continued)
Sector ETFs — 9.65% (continued)
Consumer Staples Select Sector SPDR® Fund 280 $ 23,814
Energy Select Sector SPDR® Fund 270 16,079
Financial Select Sector SPDR® Fund 970 55,232
Health Care Select Sector SPDR® ETF 2,470 401,498
Industrial Select Sector SPDR® Fund 2,090 375,866
Materials Select Sector SPDR® Fund 170 8,573
Real Estate Select Sector SPDR® ETF 1,180 53,183
SPDR® S&P® Metals & Mining ETF 2,960 297,924
SPDR® S&P® Semiconductor ETF 4,880 2,378,854
Technology Select Sector SPDR® ETF 8,540 1,497,489
Utilities Select Sector SPDR® Fund 170 7,540
5,467,113
Short Term Treasury ETF — 0.36%
SPDR® Bloomberg 1-3 Month T-Bill ETF 2,250 206,280
Total Exchange-Traded Funds
(Cost $44,120,255) 48,779,067
Closed-End Funds — 0.17%
DAA Gold Funds — 0.17%
Sprott Physical Gold Trust
(a)(b)
3,120 95,441
Total Closed-End Funds
(Cost $48,080) 95,441
Mutual Funds — 13.52%
International Funds — 0.01%
Invesco International Small-Mid Company Fund
, Class Y
100 3,724
Wasatch International Growth Fund
, Investor Class
(a)
100 1,567
5,291
Small Cap Funds — 13.51%
Lord Abbett Developing Growth Fund, Inc.
, Institutional Class
100 4,032
Needham Small Cap Growth Fund
, Institutional Class
(a)
77,745 2,657,337
Oberweis Micro-Cap Fund
, Institutional Class
36,151 2,573,607
Paradigm Select Fund
(a)
19,225 2,416,157
7,651,133
Total Mutual Funds
(Cost $7,978,665) 7,656,424
Money Market Funds — 0.22%
Fidelity Investments Money Market Government Portfolio,
Institutional Class, 3.59%
(d)
127,399 127,399
Total Money Market Funds
(Cost $127,399) 127,399

SMI Multi-Strategy Fund
Schedule of Investments (continued)
July 31, 2026 - (Unaudited)
Shares Fair Value
Money Market Funds — 0.22% (continued)
Total Investments — 100.02%
(Cost $52,274,399) $ 56,658,331
Liabilities in Excess of Other
Assets — (0.02)% (10,212)
Net Assets — 100.00% $ 56,648,119
(a) Non-income producing security.
(b) Security is not registered under the 1940 ACT.
(c) Affiliated
(d) Rate disclosed is the seven day effective yield as of July 31, 2026.
ETF - Exchange-Traded Fund
REIT - Real Estate Investment Trust
SPDR - Standard & Poor's Depositary Receipt